GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expense [Line Items]
General and administrative expenses	$ 28,586	$ 32,365	$ 25,375
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	10,521	11,974	11,159
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	3,971	5,732	1,855
Professional services and supply chain
General And Administrative Expense [Line Items]
General and administrative expenses	10,787	11,040	9,132
Medical affairs
General And Administrative Expense [Line Items]
General and administrative expenses	1,214	1,600	1,052
Office-related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	1,434	1,438	1,168
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 659	$ 581	$ 1,009